October 6, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BBH Trust (the “Trust”):
SEC File Nos. 811-21829 and 333-129342
Rule 497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 105 of the Trust’s Registration Statement on Form N-1A (“Amendment”) would not have differed from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 2, 2025.

If you have any questions concerning this filing, please call the undersigned at 617-772-1378.

/s/ Brian J. Carroll
Brian J. Carroll
Secretary of the Trust